RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	9 Months Ended
Sep. 30, 2022
Presentation of leases for lessee [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

3.RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The Company leases its facility in Chapel Hill, North Carolina. This lease has remaining lease terms of approximately 3.8 years. The Company leased a facility in Toronto, Ontario for its corporate office. The Company does not have leases with residual value guarantees, or leases not yet commenced to which the Company is committed. Lease liabilities have been measured by discounting future lease payments using the Company’s incremental borrowing rate of 6.0% as rates implicit in the leases were not readily determinable. During Q2 2022, the Company amended its lease to acquire additional space and extended the lease term by 12 months to June 30, 2026. These amendments were discounted using an incremental borrowing rate (IBR) of 12.0% to reflect the current economic environment.

The following table summarizes the Company’s right-of-use assets outstanding at September 30:

2022
$
Balance, January 1	1,177
Additions	468
Revision to IBR	(85)
Amortization expense	(259)
Balance, September 30	1,301

The following table summarizes the Company’s lease liabilities outstanding at September 30:

2022
$
Balance, January 1	1,327
Additions	468
Revision to IBR	(85)
Interest expense	78
Repayments	(308)
Balance, September 30	1,480